BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation

2.1     Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs“) issued by the International Accounting Standards Board (the “IASB“) and the disclosure requirements of the Hong Kong Companies Ordinance. They have been prepared on a historical cost basis, except for equity investments at fair value through other comprehensive income, financial assets and liabilities at fair value through profit or loss  and debt instruments at fair value through other comprehensive income which have been measured at fair value.

These financial statements are presented in thousands of Renminbi ("RMB") unless otherwise stated.

Going concern

As at December 31, 2019, the Group’s current liabilities exceeded its current assets by approximately RMB20,456 million (December 31, 2018 : RMB15,935 million). The directors of the Company have considered the Group’s available sources of funds as follows:

•	The Group’s expected net cash inflows from operating activities in 2020;
•

Unutilized banking facilities of approximately RMB118,084 million as at December 31, 2019, of which amounts totalling RMB108,360 million will be subject to renewal during the next 12 months. The directors of the Company are confident that these banking facilities could be renewed upon expiration based on the Group’s past experience and good credit standing; and

•	Other available sources of financing from banks and other financial institutions given the Group’s credit history.

The directors of the Company believe that the Group has adequate resources to continue operations for the foreseeable future of not less than 12 months from December 31, 2019. The directors of the Company therefore are of the opinion that it is appropriate to adopt the going concern basis in preparing the consolidated financial statements.

Consolidation

The consolidated financial statements comprise the financial statements of the Company and all of its subsidiaries for the year ended December 31, 2019. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e, existing rights that give it the current ability to direct the relevant activities of the investee);
•	Exposure, or rights, to variable returns from its involvement with the investee; and
•	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee;
•	Rights arising from other contractual arrangements; and
•	The Group’s voting rights and potential voting rights.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of financial position and consolidated statement of profit and loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income ("OCI") are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group's accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognizes the assets (including goodwill) and liabilities of the subsidiary;
•	Derecognizes the carrying amount of any non-controlling interests;
•	Derecognizes the cumulative translation differences recorded in equity;
•	Recognizes the fair value of the consideration received;
•	Recognizes the fair value of any investment retained;
•	Recognizes any surplus or deficit in profit or loss; and
•

Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities.

(a)      Merger accounting for business combinations under common control

The consolidated financial statements incorporate the financial statements of the combining entities or businesses in business combination under common control as if they had been combined from the date when the combining entities or businesses first came under the control of the ultimate holding company.

The net assets of the combining entities or businesses are consolidated using the carrying amount from the ultimate holding company’s perspective. No amount is recognized for goodwill or excess of the Group‘s interest in the book value of the net assets over cost at the time of the common control combination, to the extent of the continuation of the ultimate holding company’s interest.

The consolidated statement of comprehensive income includes the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under common control, where this is a shorter period, regardless of the date of the common control combination.

The comparative financial data have been restated to reflect the business combinations under common control occurred during this year as disclosed in Note 38.

Transaction costs, including professional fees, registration fees, costs of furnishing information to shareholders, costs or losses incurred in combining operations of the previously separate businesses and other costs incurred in relation to the common control combination that is to be accounted for by using the merger accounting method are recognized as expenses in the period in which they are incurred.

(b)      Acquisition method of accounting for other business combinations and goodwill

The acquisition method of accounting is used to account for the acquisition of subsidiaries by the Group, other than common control combinations. The consideration transferred is measured at the acquisition date fair value which is the sum of acquisition date fair value of assets transferred by the Group, liabilities assumed by the Group to the former owner of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. The consideration transferred included the fair value of any assets and liabilities resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at fair value at the acquisition date. All other components of non-controlling interests are measured at fair value.

For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportional share of net assets in the event of liquidation at fair value or at the proportional share of the acquiree's identifiable net assets.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

If the business combination is achieved in stages, the previously held equity interest is remeasured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group's previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group's cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash- generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

(c)      Subsidiaries

A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances, income and expenses on transactions between group companies are eliminated. Profits and losses resulting from inter-company transactions that are recognized in assets are also eliminated. Amounts reported by subsidiaries have been adjusted where necessary in the consolidated financial statements to conform with the policies adopted by the Group.

In the Company’s statement of financial position, as permitted under IFRS 1, the investments in subsidiaries acquired prior to January 1, 2008, being the date of transition to IFRS, are stated at deemed cost as required under the previously adopted accounting standards. Subsidiaries acquired after that date that are not classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are stated at cost less provision for impairment losses. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.

Changes in accounting policies and disclosures

2.2     Changes in accounting policies and disclosures

The Group has adopted the following new and revised IFRSs for the first time for the current year’s financial statements.

Amendments to IFRS 9	Prepayment Features with Negative Compensation
IFRS 16	Leases
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
Amendments to IFRS 10 and IAS 28 (2011)	Sale or Contribution of Assets between an Investors and its Associate or Joint Venture
IFRIC Interpretation 23	Uncertainty over Income Tax Treatments
Annual Improvements 2015-2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23

Except for the amendments to IFRS 9 and IFRS 19 and Annual Improvements to IFRS 2015-2017 Cycle, which are not relevant to the preparation of the Group’s financial statements, the nature and the impact of the new and revised IFRSs are described below:

(a) IFRS 16 Leases

IFRS 16 replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC 15 Operating Leases-Incentives and SIC 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model to recognize and measure right-of-use assets and lease liabilities, except for certain recognition exemptions. Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have any financial impact on leases where the Group is the lessor.

The Group has adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard has been applied retrospectively with the cumulative effect of initial adoption recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, and the comparative information for 2018 was not restated and continues to be reported under IAS 17 and related interpretations.

New definition of a lease

Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

As a lessee- Leases previously classified as operating leases

Nature of the effect of adoption of IFRS 16

The Group has lease contracts for various items of property, machinery, vehicles and other equipment. As a lessee, the Group previously classified leases as either finance leases or operating leases based on the assessment of whether the lease transferred substantially all the rewards and risks of ownership of assets to the Group. Under IFRS 16, the Group applies a single approach to recognize and measure right-of-use assets and lease liabilities for all leases, except for two elective exemptions for leases of low-value assets (elected on a lease-by-lease basis) and leases with a lease term of 12 months or less (“short-term leases”) (elected by class of underlying asset). Instead of recognising rental expenses under operating leases on a straight-line basis over the lease term commencing from January 1, 2019, the Group recognizes depreciation (and impairment, if any) of the right-of-use assets and interest accrued on the outstanding lease liabilities (as finance costs).

Impacts on transition

Lease liabilities at January 1, 2019 were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at January 1, 2019 and included in interest-bearing loans and borrowings. The right-of-use assets were measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the consolidated statement of financial position immediately before January 1, 2019.

All these assets were assessed for any impairment based on IAS 36 on that date. The Group elected to present the right-of-use assets separately in the statement of financial position. This includes the lease assets recognized previously under finance leases of RMB6,721 million that were reclassified from property, plant and equipment, land use right of RMB4,307 million that were disclosed separately in the statement of financial position, and prepaid rental of RMB20 million that were included in other non-current assets.

The Group has used the following elective practical expedients when applying IFRS16 at January 1, 2019:

• Applied the short-term leases exemptions to leases with a lease term that ends within 12 months from the date of initial application
• Applying a single discount rate to a portfolio of leases with reasonably similar characteristics when measuring the lease liabilities at January 1, 2019
• Using hindsight in determining the lease term where the contract contains options to extend or terminate the lease
• and excluding initial direct costs from the measurement of the right-of-use assets at the date of initial application

The Group did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases. Accordingly, the carrying amounts of the right-of- use assets and the lease liabilities at January 1, 2019 were the carrying amounts of the recognized assets and liabilities (i.e., finance lease payables) measured under IAS 17.

The impact arising from the adoption of IFRS16 at January 1, 2019 is as follows:

Increase/(decrease)
RMB'000
Assets
Increase in right-of-use assets	17,976,851
Decrease in property, plant and equipment	(6,720,610)
Decrease in land use rights	(4,306,865)
Decrease in other non-current assets	(20,323)

Increase in total assets	6,929,053

Liabilities
Increase in Interest-bearing loans and borrowings	11,010,323
Decrease in finance lease payables	(4,081,270)

Increase in total liabilities	6,929,053

Decrease in retained earnings	—
Decrease in non-controlling interests	—

The lease liabilities as at January 1, 2019 reconciled to the operating lease commitments as at December 31, 2018 is as follows:

Increase/(decrease)
RMB'000
Operating lease commitments as at December 31, 2018	12,989,524
Less: Commitments relating to short-term leases, low-value assets leases and those leases with a remaining lease term ending on or before December 31, 2019	59,819
Undiscounted Operating lease commitments as at January 1, 2019 under IFRS 16	12,929,705

Weighted average incremental borrowing rate as at January 1, 2019	4.97%

Discounted operating lease commitments as at January 1, 2019 under IFRS 16	6,929,053
Add: Recognized Finance leases as at December 31, 2018	4,081,270

Lease liabilities as at January 1, 2019	11,010,323

(b) Amendments to IAS 28

Amendments to IAS 28 clarify that the scope exclusion of IFRS 9 only includes interests in an associate or joint venture to which the equity method is applied and does not include long-term interests that in substance form part of the net investment in the associate or joint venture, to which the equity method has not been applied. Therefore, an entity applies IFRS 9, rather than IAS 28, including the impairment requirements under IFRS 9, in accounting for such long-term interests. IAS 28 is then applied to the net investment, which includes the long-term interests, only in the context of recognising losses of an associate or joint venture and impairment of the net investment in the associate or joint venture.  The Group assessed its business model for its long-term interests in associates and joint ventures upon adoption of the amendments on January 1, 2019 and concluded that the long-term interests in associates and joint ventures continue to be measured at amortized cost in accordance with IFRS 9. Accordingly, the amendments did not have any impact on financial position or performance of the Group.

(c)IFRIC 23

IFRIC 23 addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12 (often referred to as “uncertain tax positions”). The interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. Upon adoption of the interpretation, the Group assessed whether it has any uncertain tax positions arising from transactions during the year. Based on the Group’s assessment, the directors are of opinion that the eventual outcome of the uncertainty position shall not have a material adverse financial effect.

(d)Amendments to IFRS 10 and IAS 28

Amendments to IFRS 10 and IAS 28 (2011) address an inconsistency between the requirements in IFRS 10 and in IAS 28 (2011) in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The Group adopted the amendments on January 1, 2019, and assessed the sale or contribution of assets transaction with its associate or joint venture. The amendments did not have any significant impact on the Group’s financial statements.

Issued but not yet effective International Financial Reporting Standards

2.3     Issued but not yet effective International Financial Reporting Standards

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective, in these financial statements.

Amendments to IFRS 3	Definition of a Business[1]
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform[1]
IFRS 17	Insurance Contracts[2]
Amendments to IAS 1 and IAS 8	Definition of Material[1]

[1] Effective for annual periods beginning on or after January 1, 2020

[2] Effective for annual periods beginning on or after January 1, 2021

Further information about those IFRSs that are expected to be applicable to the Group is described below.

Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The Group expects to adopt the amendments prospectively from January 1, 2020. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group expects to adopt the amendments prospectively from January 1, 2020. Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.

Amendments to IFRS 9, IAS 39 and IFRS 7 address the effects of interbank offered rate reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments are effective for annual periods beginning on or after January 1, 2020. Early application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

Investments in associates and joint ventures

2.4      Investments in associates and joint ventures

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Group’s investments in associates and joint ventures are stated in the consolidated statement of financial position at the Group’s share of net assets under the equity method of accounting, less any impairment losses. Adjustments are made to bring into line any dissimilar accounting policies that may exist. The Group’s share of the post-acquisition results and other comprehensive income of associates and joint ventures is included in the consolidated statement of profit or loss and other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the consolidated statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and its associates or joint ventures are eliminated to the extent of the Group’s investments in the associates or joint ventures, except where unrealized losses provide evidence of an impairment of the assets transferred. Goodwill arising from the acquisition of associates or joint ventures is included as part of the Group’s investments in associates or joint ventures.

After application of the equity method, the Group determine whether it is necessary to recognize an impairment loss on its investment in its associate and joint venture in the profit or loss. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, then recognizes the loss in the profit or loss.

If an investment in an associate becomes an investment in a joint venture or vice versa, the retained interest is not remeasured. Instead, the investment continues to be accounted for under the equity method. In all other cases, upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

When an investment in an associate or a joint venture is classified as held for sale, it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Segment reporting

2.5     Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-makers. The chief operating decision-makers, who are responsible for allocating resources and assessing the performance of the operating segments, have been identified as the presidents of the Company that make strategic decisions.

Related parties

2.6     Related parties

A party is considered to be related to the Group if:

(a)      the party is a person or a close member of that person’s family and that person:

(i)	has control or joint control over the Group;
(ii)	has a significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)      the party is an entity where any of the following conditions applies:

(iv)	the entity and the Group are members of the same group;
(v)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(vi)	the entity and the Group are joint ventures of the same third party;
(vii)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(viii)

the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; (If the Group is itself a plan) and the sponsoring employers of the post-employment benefit plan;

(ix)	a person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(x)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.
(xi)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Fair value measurement

2.7     Fair value measurement

The Group measures its derivative financial instruments and equity investments at fair value at the end of each reporting period.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 —   Based on quoted (unadjusted) prices in active markets for identical assets or liabilities

Level 2 —   Based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 —   Based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

2.8     Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories, deferred tax assets, non-current assets classified as held for sales and goodwill or intangible assets with indefinite useful life), the asset's recoverable amount is estimated. An asset's recoverable amount is the higher of the asset's or cash-generating unit's value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Foreign currency translation

2.9     Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in RMB, which is the Company’s functional currency and the Group’s presentation currency.

Transactions and balances

Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item.

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

Group companies

The results and financial positions of all the group entities (none of which has the currency of a hyper-inflationary economy) that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities in each statement of financial position presented are translated at the closing rates at the end of the reporting period;
(ii)

income and expenses in each statement of profit and loss and other comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates at the dates of the transactions); and

(iii)

all resulting exchange differences are recognized in other comprehensive income. Upon disposal of a foreign operation, the other comprehensive income related to the foreign operation is reclassified to profit or loss.

Goodwill and fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising are recognized in other comprehensive income.

Property, plant and equipment

2.10   Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any impairment losses. When an item of property, plant and equipment is classified as held for sale or when it is part of a disposal group classified as held for sale, it is not depreciated and is accounted for in accordance with IFRS 5. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Buildings	8 - 45 years
Machinery	3 - 30 years
Transportation facilities	6 - 10 years
Office and other equipment	3 - 10 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Construction in progress (“CIP”) represents buildings under construction, which is stated at cost less any impairment losses, and is not depreciated. Cost comprises the direct costs of construction and capitalized borrowing costs on related borrowed funds during the period of construction. CIP is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

Investment properties

2.11   Investment properties

Investment properties are interests in land and buildings (including the leasehold property held as a right-of-use asset (2018: leasehold property under an operating lease) which would otherwise meet the definition of an investment property) held to earn rental income and/or for capital appreciation, rather than for use in the production or supply of goods or services or for administrative purposes; or for sale in the ordinary course of business. Such properties are measured initially at cost, including transaction costs. After initial recognition, the Group uses the cost methods to measure all of its investment properties.

Depreciation is calculated on the straight-line basis to write off the cost to investment property's residual value over its estimated useful life. The estimated useful lives are as follows:

Buildings	50 years
Land use rights	40-70 years

The carrying amounts of investment properties measured using the cost method are reviewed for impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Any gains or losses on the retirement or disposal of an investment property are recognized in profit or loss in the year of the retirement or disposal.

Non-current assets and disposal groups held for sale

2.12   Non-current assets and disposal groups held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sales transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets or disposal groups and its sale must be highly probable. All assets and liabilities of a subsidiary classified as a disposal group are reclassified as held for sale regardless of whether the Group retains a non-controlling interest in its former subsidiary after the sale.

Non-current assets and disposal groups (other than financial assets) classified as held for sale are measured at the lower of their carrying amounts and fair values less costs to sell. Property, plant and equipment and intangible assets classified as held for sale are not depreciated or amortized.

Intangible assets (other than goodwill)

2.13   Intangible assets (other than goodwill)

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

(a)      Mining rights and mineral exploration rights

The Group’s mineral exploration rights and mining rights relate to coal, bauxite and other mines.

(i)        Recognition

Except for mineral exploration rights and mining rights acquired in a business combination, mineral exploration rights and mining rights are initially recorded at cost which includes the acquisition consideration, qualifying exploration and other direct costs. The mineral exploration rights are stated at cost less any impairment, and the mining rights are stated at cost less any amortization and impairment.

(ii)       Reclassification

Mineral exploration rights are converted to mining rights when technical feasibility and commercial viability of extracting a mineral resource are demonstrable, and are subject to amortization when commercial production has commenced.

The Group assesses the stage of each mine under construction to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the unique nature of each mine construction project. The Group considers various relevant criteria, such as completion of a reasonable period of testing of the mine and equipment, ability to produce in saleable form (within specifications) and ability to sustain ongoing production to assess when a mine is substantially complete and ready for its intended use.

(iii)      Amortization

Amortization of bauxite and other mining rights (except for coal mining rights) is provided on a straight-line basis according to the shorter of the expiration date of the mining certificate and the mineable period of natural resources. Estimated mineable periods of the majority of the mining rights range from 3 to 30 years.

Coal mining rights are amortized on a unit-of-production basis over the economically recoverable reserves evaluated based on the reserves estimated in accordance with the standards in the Solid Mineral Resource/Reserve Classification of the PRC (GB/T17766‑1999) of the mine concerned.

(iv)      Impairment

An impairment review is performed when there are indicators that the carrying amount of the mineral exploration rights and mining rights may exceed their recoverable amounts. To the extent that this occurs, the excess is fully provided as an impairment loss.

(b)      Computer software

Acquired computer software licences are capitalized on the basis of the costs incurred to acquire and bring to use specific software. These costs are amortized over their estimated useful lives, which do not exceed 10 years. Costs associated with maintaining computer software programmes are recognized as an expense as incurred.

(c)      Electrolytic aluminum production quota

Electrolytic aluminum production quota are initially recorded at cost and subsequently states at cost less any amortization and impairment. Amortization is provided on a straight-line basis according to expected production period.

(d)      Other intangible assets

Other intangible assets mainly include profit-sharing rights of Maochang mine, which are initially recorded at costs incurred to acquire the specific right. Amortization is calculated on the straight-line basis over its estimated useful life. The estimated useful live of profit-sharing rights of Maochang mine is 22.5 years.

For intangible assets with finite useful life, the estimated useful lives and amortization method are reviewed annually at the end of each reporting period and adjusted when necessary.

Research and development costs

2.14   Research and development costs

Research and development expenditures are classified as research expenditures and development expenditures according to the nature of the expenditures and whether there is significant uncertainty of development activities transforming to assets.

Research expenditures are recognized in profit or loss for the current period. Development expenditures are recognized as assets when all of the following criteria are met:

(i)	it is technically feasible to complete the asset so that it will be available for use or sale;
(ii)	management intends to complete the asset and intends and has ability to use or sell it;
(iii)	it can be demonstrated that the asset will generate probable future economic benefits;
(iv)	there are adequate technical, financial and other resources to complete the development of the asset and management has the ability to use or sell the asset; and
(v)	the expenditure attributable to the asset during its development phase can be reliably measured.

Development expenditures that do not meet the criteria above are recorded in profit or loss for the current period as incurred. Development expenditures that have been recorded in profit or loss in previous periods will be not recognized as assets in subsequent periods. The Group has not had any development expenditure capitalized.

Leases

2.15   Leases (applicable from January 1, 2019)

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(a)Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-us assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payment made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Buildings	2-20 years
Machinery	2-10 years
Land use rights	10-50 years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(b)Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

The Group’s lease liabilities are included in interest-bearing bank and other borrowings.

(c)Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value assets to leases of office equipment that are considered to be of low value (i.e. below RMB30,000).

Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. When a contract contains lease and non-lease components, the Group allocates the consideration in the contract to each component on a relative stand-alone selling price basis. Rental income is accounted for on a straight-line basis over the lease terms and is included in revenue in profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Leases that transfer substantially all the risks and rewards incidental to ownership of an underlying assets to the lessee, are accounted for as finance leases. At the commencement date, the cost of the leased asset is capitalized at the present value of the minimum lease payments and related payments (including the initial direct costs), and presented as a receivable at an amount equal to the net investment in the lease.  The finance costs of such leases are charged to profit or loss so as to provide a constant periodic rate of charge over the lease terms.

2.16   Leases (applicable before January 1, 2019)

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases, including prepaid land lease payments under finance leases, are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The finance costs of such leases are charged to profit or loss so as to provide a constant periodic rate of charge over the lease terms.

Assets acquired through hire purchase contracts of a financing nature are accounted for as finance leases, but are depreciated over their estimated useful lives.

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Where the Group is the lessor, assets leased by the Group under operating leases are included in non-current assets, and rentals receivable under the operating leases are credited to profit or loss on the straight-line basis over the lease terms. Where the Group is the lessee, rentals payable under operating leases net of any incentives received from the lessor are charged to profit or loss on the straight-line basis over the lease terms.

Prepaid land lease payments under operating leases are initially stated at cost and subsequently recognized on the straight-line basis over the lease terms.

Investments and other financial assets

2.17   Investments and other financial assets

IFRS 9 Financial Instruments replaced IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement, impairment and hedge accounting. The Group has recognized the transition adjustments against the applicable opening balances in equity at January 1, 2018. Therefore, the comparative information was not restated and continues to be reported under IAS 39.

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets at fair value through other comprehensive income (debt instruments)

For debt investments at fair value through other comprehensive income, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in other comprehensive income. Upon derecognition, the cumulative fair value change recognized in other comprehensive income is recycled to profit or loss.

Financial assets designated at fair value through other comprehensive income (equity investments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income. Equity investments designated at fair value through other comprehensive income are not subject to impairment assessment.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in profit or loss.

This category includes derivative instruments, wealth management products and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are also recognized as other gains in profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The ECL at December 31, 2019 was estimated based on a range of forecast economic conditions as at that date. Since early January 2020, the coronavirus outbreak has spread across mainland China and beyond, causing disruption to business and economic activity. The impact on GDP and other key indicators have been considered when determining the severity and likelihood of downside economic scenarios that are used to estimate ECL under IFRS 9 in 2020.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Debt investments at fair value through other comprehensive income and financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below.

Stage 1 - Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 - Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 - Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables and contract assets that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For trade receivables and contract assets that contain a significant financial component and lease receivables, the Group chooses as its accounting policy to adopt the simplified approach in calculating ECLs with policies as described above.

Financial liabilities

2.18   Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, derivative financial instruments and interest-bearing bank and other borrowings.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in profit or loss. The net fair value gain or loss recognized in profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities at amortized cost (loans and borrowings)

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.

Financial guarantee contracts

Financial guarantee contracts issued by the Group are those contracts that require a payment to be made to reimburse the holder for a loss it incurs because the specified debtor fails to make a payment when due in accordance with the terms of a debt instrument. A financial guarantee contract is recognized initially as a liability at its fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee. Subsequent to initial recognition, the Group measures the financial guarantee contracts at the higher of: (i) the ECL allowance determined in accordance with the policy as set out in “Impairment of financial assets”; and (ii) the amount initially recognized less, when appropriate, the cumulative amount of income recognized.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.

Offsetting financial instruments

2.19   Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Derivative financial instruments

2.20   Derivative financial instruments

Initial recognition and subsequent measurement

The Group uses derivative financial instruments, such as futures and option contracts, to reduce its exposure to fluctuation in the price of primary aluminium and other products, to hedge its foreign currency risk and interest rate risk, respectively. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative.

Any gains or losses arising from changes in fair value of derivatives are taken directly to profit or loss.

Inventories

2.21   Inventories

Inventories comprise raw materials, work-in-progress, finished goods, spare parts and packaging materials and others, and are stated at the lower of cost and net realizable amount. Cost is determined using the weighted average method. Work-in-progress and finished goods comprise materials, direct labour and an appropriate proportion of all production overhead expenditure (based on the normal operating capacity). Borrowing costs are excluded.

Provision for impairment of inventories is usually determined by the excess of cost over the net realizable amount and recorded in profit or loss. Net realizable amounts are determined based on the estimated selling price less estimated conversion costs, selling expenses and related taxes in the ordinary course of business. The provision for or the reversal of provision for impairment of inventories is recognized within "Cost of sales" in profit or loss.

Cash and cash equivalents

2.22   Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

Provisions

2.23   Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.

Government grants

2.24   Government grants

In 2018, the management of the Group performed an analysis on the nature of the Group's government grants. After reassessing the gross vs. net presentation policy, management considered that presenting government grants in the net method can provide reliable and more relevant information about the effects of transactions to the users of the financial statements. As such, the Company proposed a voluntary change in the accounting policy.

Up to the year of 2017, the Group recognized and measured government grants according to the gross method: Asset-related government grants are recognized when the government document designates that the government grants are used for constructing or forming long-term assets. Asset-related government grants are recognized as deferred income and are amortized evenly in profit or loss over the useful lives of the related assets. Income-related government grants that are used to compensate subsequent related expenses or losses of the Group are recognized as deferred income and recorded in profit or loss when the related expenses or losses are incurred. When the grants are used to compensate expenses or losses that were already incurred, they are directly recognized in profit or loss for the current period.

After the voluntary change in the accounting policy, the Group recognized government grants according to the net method. For asset related government grants, had the asset already existed upon receiving the government grant, the Group directly deducted the grant amount from the book value of the assets related to the government grant instead of recording the government grants as deferred income. For government grants related to income and expenses already incurred by the Group, which are specific to compensate certain cost and expenses, the Group would directly offset the grant amount against the related cost or expense.

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, which it is intended to compensate, are expensed.

Asset-related government grants are recognized when the government document designates that the government grants are used for constructing or forming long-term assets. If the government document is inexplicit, the Group should make a judgement based on the basic conditions to obtain the government grants, and recognizes them as asset-related government grants if the conditions are to construct or to form long-term assets. Otherwise, the government grants should be income-related.

For asset-related government grants that is related to long lived assets that already exist at the time of recognising the government grant, the grant is deducted in calculating the carrying amount of the asset. The grant is recognized in profit or loss over the life of a depreciable asset as a reduced depreciation expense. If the asset is not yet purchased or constructed at the time of recognising the government grant, the grant is recognized as deferred income and will be deducted from the cost of the asset once the asset is recognized.

Income-related government grants that are specific to compensate expenses or costs that have already incurred, they are directly recognized in profit or loss for the current period as deduction of the related expenses or costs. If the income-related government grants are specific to compensate future expenses or costs of the Group, they are recognized as deferred income and will be released to profit or loss when the related expenses or costs are incurred.

Employee benefits

2.25   Employee benefits

Employee benefits mainly include salaries, bonuses, allowances and subsidies, pension insurance, social insurance and housing funds, labour union fees, employees’ education fees and other expenses related to the employees for their services. The Group recognizes employee benefits as liabilities during the accounting period when employees rendered the services and allocates the related cost of assets and expenses based on different beneficiaries.

(a)      Bonus plans

The expected cost of bonus plans is recognized as a liability when the Group has a present legal or constructive obligation as a result of services rendered by employees and a reliable estimate of the obligation can be made.

(b)      Retirement benefit obligations

The Group primarily pays contributions on a monthly basis to participate in a pension plan organized by the relevant municipal and provincial governments in the PRC. In 2019, the Group made monthly contributions at the rate of 17% (2018: 20%) of the qualified employees’ salaries. The municipal and provincial governments undertake to assume the retirement benefit obligations of all existing and future retired employees payable under these plans. The Group has no legal or constructive obligations for further contributions if the fund does not hold sufficient assets to pay all employees the benefit relating to their current and past services.

(c)      Other social insurance and housing funds

The Group provides other social insurance and housing funds to the qualified employees in the PRC based on certain percentages of their salaries. These percentages are not to exceed the upper limits of the percentages prescribed by the Ministry of Human Resources and Social Security of the PRC. These benefits are paid to social security organisations and the amounts are expensed as incurred. The Group has no legal or constructive obligations for further contributions if the fund does not hold sufficient assets to pay all employees the benefit relating to their current and past services.

(d)     Termination benefit obligations and early retirement benefit obligations

Termination and early retirement benefit obligations are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy and/or early retirement in exchange for these benefits. The Group recognizes termination and early retirement benefit obligations when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy and/or early retirement. The specific terms vary among the terminated and early retired employees depending on various factors including position, length of service and district of the employees concerned. Benefits falling due for more than 12 months after the end of the reporting period are discounted to their present values.

Income tax

2.26   Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

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when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and unused tax losses can be utilized, except:

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when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Perpetual securities

2.27   Perpetual securities

Perpetual securities are classified as equity if they are non-redeemable, or redeemable only at the issuer’s option, and any interest and distributions are discretionary. Interest and distributions on perpetual securities classified as equity are recognized as distributions within equity.

The perpetual securities issued by the Company are recognized as other equity instruments, and the perpetual securities issued by a subsidiary of the Company are recognized as non-controlling interests.

Revenue recognition

2.28   Revenue recognition

Revenue from contracts with customers

The Group adopted IFRS 15 from January 1, 2018 using the modified retrospective method of adoption. The Group applied IFRS 15 to contracts that are initiated after the effective date and contracts that had remaining obligations as of the effective date. In respect of the prior periods, the Group retained prior period's figures as reported under the previous standards, recognising the cumulative effect of applying IFRS 15 as an adjustment to the opening balance of equity as at January 1, 2018. The Group concluded that the transitional adjustment to be made on January 1, 2018 to accumulated losses upon initial adoption of IFRS 15 is nil. It is because the Group recognizes revenue upon the transfer of significant risks and rewards, which coincides with the fulfilment of performance obligations. Additionally, the Group's contracts with customers generally has only one performance obligation.

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer with a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

(a)	Sale of industrial products

Revenue from the sale of industrial products (including sales of scrap and other materials) is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the industrial products.

(b)	Rendering of services

Revenue from services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the customer simultaneously receives and consumes the benefits provided by the Group. Revenue is recognized on a straight-line basis because the entity's inputs are expended evenly throughout the performance period.

Revenue from other sources

(a)	Rental income

Rental income is recognized on a time proportion basis over the lease terms. Variable lease payments that do not depend on an index or a rate are recognized as income in the accounting period in which they are incurred.

(b)	Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Dividend income is recognized when the shareholders' right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Contract liabilities

2.29   Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a custom before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer) .

Borrowing costs

2.30   Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, i.e., assets that necessarily take a substantial period of time to get ready for their intended use or sale, are capitalized as part of the cost of those assets. The capitalisation of such borrowing costs ceases when the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs capitalized. All other borrowing costs are expensed in the period in which they are incurred. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Dividend distribution

2.31   Dividend distribution

Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s and Company’s financial statements in the period in which the dividends are approved by the Company’s shareholders in a general meeting.